Share-based compensation (Schedule of Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		48.50%
Expected volatility, maximum		49.00%
Risk-free interest rate (per annum), minimum		2.67%
Risk-free interest rate (per annum), maximum		2.76%
Expected dividend yield		0.00%
Expected term (in years)		10 years
Expected forfeiture rate (post-vesting)		0.17%
Expected forfeiture rate (post-vesting), maximum		0.25%
Fair value of the underlying shares on the date of option grants (US$), lower limit		$ 10.93
Fair value of the underlying shares on the date of option grants (US$), upper limit		$ 24.85
Zhuan Zhuan Holding 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	60.00%
Expected volatility, minimum		59.40%
Expected volatility, maximum		60.00%
Risk-free interest rate (per annum)	3.19%
Risk-free interest rate (per annum), minimum		2.46%
Risk-free interest rate (per annum), maximum		2.63%
Expected dividend yield		0.00%
Expected term (in years)	10 years	10 years
Expected forfeiture rate (post-vesting)	0.00%	0.25%
Expected forfeiture rate (post-vesting), maximum	0.10%
Fair value of the underlying shares on the date of option grants (US$), lower limit	$ 0.261
Fair value of the underlying shares on the date of option grants (US$), upper limit	$ 0.9
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		2
Minimum [Member] | Zhuan Zhuan Holding 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2.0	2
Fair value of the underlying shares on the date of option grants (US$), lower limit		$ 0.10
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		2.8
Maximum [Member] | Zhuan Zhuan Holding 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2.8	2.8
Fair value of the underlying shares on the date of option grants (US$), upper limit		$ 0.27